Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
6. Goodwill
The following table represents the changes in goodwill (in millions):

Balance at January 1, 2020	$1.9
Additions from acquisitions	45.9

Balance at December 31, 2020	$47.8
Additions from acquisitions	5.2
Other adjustments	0.5

Balance at December 31, 2021	$53.5

See Note 20 for additional information regarding the Company’s acquisitions including recognition of goodwill.